JNL/MC JNL OPTIMIZED 5 FUND Summary (JNL/MC JNL OPTIMIZED 5 FUND)	0 Months Ended
Sep. 13, 2013
JNL/MC JNL OPTIMIZED 5 FUND
Prospectus [Line Items]
Strategy [Heading]
In the summary prospectus for the JNL/Mellon Capital JNL Optimized 5 Fund, please delete the third bullet following the first paragraph of section entitled “Principal Investment Strategies” in its entirety and replace it with the following:

Strategy Narrative [Text Block]
•	24% in the European 30 Strategy;